PNC Long-Short TEDI Fund LLC

Statement of Certification

Pursuant to Rule 497 (j)

PNC Long-Short TEDI Fund LLC (the “Company”) hereby certifies that the form of prospectus that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 3 to the Company’s Registration Statement on Form N-2 (File Nos. 33-128731 and 811-21819) which was filed electronically on August 1, 2008 (Accession No. 0001193125-08-163703). The Company does not use a Statement of Additional Information.

PNC Long-Short TEDI Fund LLC

By:	/s/ Savonne L. Ferguson
Name: Savonne L. Ferguson
Title: Assistant Secretary

Date: August 6, 2008